UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21050

Name of Fund:  BlackRock New Jersey Municipal Bond Trust (BLJ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock New Jersey Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 136.5%
Corporate — 11.2%
County of Middlesex New Jersey, COPS, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	$440	$527,292
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	560	27,440
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	819,007
New Jersey EDA, RB, Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	1,550	1,733,954
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	570,310
Series B, 5.60%, 11/01/34	395	443,972

		4,121,975
County/City/Special District/School District — 19.9%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/39	370	388,785
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	254,244
5.00%, 1/15/28	110	120,881
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	506,216
5.50%, 10/01/29	790	1,004,943
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	884,552
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	280	310,515
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	759,014
Municipal Bonds	Par (000)	Value
New Jersey (continued)
County/City/Special District/School District (concluded)
Monroe Township Board of Middlesex Education, GO, Refunding, 5.00%, 3/01/38	$265	$299,235
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,783,453

		7,311,838
Education — 29.8%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	102,943
The Team Academy Charter School Project, 6.00%, 10/01/33	455	517,230
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	220,792
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	654,894
Montclair State University, Series J, 5.25%, 7/01/38	180	197,579
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	1,010	1,104,930
Georgian Court University, Series D, 5.00%, 7/01/33	150	158,685
Kean University, Series A, 5.50%, 9/01/36	700	793,429
Montclaire State University, Series A, 5.00%, 7/01/44	1,600	1,782,784
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	235,045
Ramapo College, Series B, 5.00%, 7/01/42	85	91,612
Seton Hall University, Series D, 5.00%, 7/01/38	105	114,426
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	557,919
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,025,733

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	$640	$700,909
Series 1A, 5.00%, 12/01/25	130	137,324
Series 1A, 5.00%, 12/01/26	100	105,411
Series 1A, 5.25%, 12/01/32	300	321,966
Student Loan, Series 1A, 5.13%, 12/01/27	245	258,695
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/45	720	796,270
Rutgers-The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,099,418

		10,977,994
Health — 10.1%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	100	107,441
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.25%, 1/01/44	135	140,434
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	470	482,149
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	254,928
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	262,851
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	443,400
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	724,192
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	517,005
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	203,863
Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB (concluded):
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	$505	$565,726

		3,701,989
Housing — 2.8%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	388,323
S/F Housing, Series AA, 6.38%, 10/01/28	285	295,921
S/F Housing, Series AA, 6.50%, 10/01/38	60	62,254
S/F Housing, Series CC, 5.00%, 10/01/34	285	296,682

		1,043,180
State — 29.2%
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,721,800
New Jersey EDA, RB:
5.00%, 9/01/36	50	50,105
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	500	587,780
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	645	739,499
School Facilities Construction (AGC), 5.50%, 12/15/34	355	399,978
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	500	509,125
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	277,170
Cigarette Tax, 5.00%, 6/15/29	500	540,620
Cigarette Tax (AGM), 5.00%, 6/15/22	750	862,012
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	524,125
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,345	1,405,713
School Facilities Construction, Series NN, 5.00%, 3/01/29	875	905,634

2	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	$500	$535,470
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	222,094
State of New Jersey, GO, 5.00%, 6/01/28	395	448,191

		10,729,316
Transportation — 32.6%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	273,582
New Jersey EDA, RB, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,060	1,153,768
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,287,083
Series A, 5.00%, 1/01/43	500	545,400
Series E, 5.25%, 1/01/40	370	407,921
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	545,737
Transportation Program, Series AA, 5.25%, 6/15/33	955	995,024
Transportation System, 6.00%, 12/15/38	325	362,648
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,507,407
Transportation System, Series A, 5.88%, 12/15/38	555	616,955
Transportation System, Series A, 5.50%, 6/15/41	830	866,786
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	228,714
Transportation System, Series AA, 5.50%, 6/15/39	425	449,004
Port Authority of New York & New Jersey, ARB, Special Project , JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	527,004
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	585,685
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding ARB, Consolidated (concluded):
166th Series, 5.25%, 7/15/36	$500	$561,145
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,094,940

		12,008,803
Utilities — 0.9%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	319,989
Total Municipal Bonds — 136.5%		50,215,084

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New Jersey — 22.2%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	1,780	1,928,594
Education — 3.0%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	990	1,102,791
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	388,507
6.00%, 12/15/34	671	763,853

		1,152,360
Transportation — 10.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	650,586
Series B, 5.25%, 6/15/36 (g)	1,000	1,024,631
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,619,550

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$630	$686,594

		3,981,361
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.2%		8,165,106
Total Long-Term Investments (Cost — $54,345,371) — 158.7%		58,380,190
Short-Term Securities	Shares	Value
BIF New Jersey Municipal Money Fund, 0.01% (h)(i)	1,422,101	$1,422,101
Total Short-Term Securities (Cost — $1,422,101) — 3.9%		1,422,101
Total Investments (Cost — $55,767,472*) — 162.6%		59,802,291
Other Assets Less Liabilities — 0.5%		196,531
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.3)%		(4,521,480)
VRDP Shares, at Liquidation Value — (50.8)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$36,777,342

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$51,292,022

Gross unrealized appreciation		$4,744,421
Gross unrealized depreciation		(753,670)

Net unrealized appreciation		$3,990,751

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expires on June 15, 2019 is $776,985.

(h)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
BIF New Jersey Municipal Money Fund	59,409	1,362,692	1,422,101	$19

(i)	Represents the current yield as of report date.

4	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(34)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$4,341,375	$(13,862)

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015	5

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$58,380,190	—	$58,380,190
Short-Term Securities	$1,422,101	—	—	1,422,101

Total	$1,422,101	$58,380,190	—	$59,802,291

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(13,862)	—	—	$(13,862)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$45,900	—	—	$45,900
Liabilities:
TOB trust certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$45,900	$(23,219,518)	—	$(23,173,618)

During the period ended May 31, 2015, there were no transfers between levels.

6	BLACKROCK NEW JERSEY MUNICIPAL BOND TRUST	MAY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New Jersey Municipal Bond Trust

Date: July 23, 2015